Other Income (Expense), Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Expense, Net [Abstract]
OTHER INCOME (EXPENSE), NET

15.    OTHER INCOME (EXPENSE), NET

Other income (expense), net on the condensed consolidated statements of operations and comprehensive loss is comprised of the following for the three and nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Other income (expense), net
Interest income	$186	$—	$225	$6
Change in fair value of derivative and warrant liability	—	(2,478)	(606)	(3,792)
Other expense, net	(70)	(260)	(337)	(494)
Total other income (expense), net	$116	$(2,738)	$(718)	$(4,280)

14.    OTHER EXPENSE, NET

Other expense, net on the consolidated statements of operations and comprehensive loss is comprised of the following for the years ended December 31, 2021 and 2020, respectively:

	December 31,
	2021	2020
Other expense, net:
Interest income	$7	$168
Change in fair value of derivative and warrant liability	(4,920)	(1,806)
Loss on extinguishment of convertible note	—	(3,775)
Other expense, net	(502)	17
Total other expense, net	$(5,415)	$(5,396)